LONG-TERM DEBT (Details Textual) $ in Millions	1 Months Ended		12 Months Ended
	May 18, 2017 USD ($)	Apr. 05, 2012 USD ($)	Dec. 31, 2018	Dec. 31, 2017 USD ($) Ratio	Dec. 31, 2016 USD ($)
Long Term Debt [Line Items]
Proceeds from non-current borrowings				$ 294.6	$ 0.0
Bottom of range [member]
Long Term Debt [Line Items]
Maximum leverage ratio				3.5
Top of range [member]
Long Term Debt [Line Items]
Maximum leverage ratio				4.0
2022 Unsecured Notes [Member]
Long Term Debt [Line Items]
Proceeds from non-current borrowings		$ 500.0
Notional amount				$ 500.0
Borrowings, interest rate				6.25%
Minimum interest coverage ratio | Ratio				2
Transaction Costs Capitalized				$ 9.9
2025 Unsecured Notes [member]
Long Term Debt [Line Items]
Proceeds from non-current borrowings	$ 294.6			300.0
Notional amount				$ 300.0
Borrowings, interest rate				6.375%
Interest Coverage Ratio				minimum interest coverage incurrence covenant of earnings before interest, taxes, depreciation, amortization, impairment, and other non-cash adjustments to interest of 2:1
Borrowings Redemption Premium				$ 5.3
Borrowing costs incurred				10.7
Interest costs incurred				$ 2.8
Borrowings Redemption Price Percentage				100.00%
Credit Facility [member]
Long Term Debt [Line Items]
Proceeds from non-current borrowings				$ 230.0
Maximum leverage ratio				4.0
Letters Of Credit Issued				$ 138.8	$ 122.1
Increase Decrease The Capacity for Credit Facility				400.0
Fee and commission expense				3.9
Issued Letters of Credit Related to Discontinued Operations				$ 16.6
Credit Facility [member] | Bottom of range [member]
Long Term Debt [Line Items]
Maximum leverage ratio			3.5
Standby fees on undrawn amounts under credit facility, Percentage				0.45%
Credit Facility Full Interest Rate				1.00%
Credit Facility [member] | Top of range [member]
Long Term Debt [Line Items]
Maximum leverage ratio			4.0
Standby fees on undrawn amounts under credit facility, Percentage				0.73%
Credit Facility Full Interest Rate				3.25%